Offerings - Offering: 1	Jan. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	22.34
Maximum Aggregate Offering Price	$ 256,910,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 35,479.27
Offering Note	(1) Includes 1,500,000 additional shares that the underwriters have the option to purchase from the selling stockholders. (2) Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the shares of common stock on The Nasdaq Global Select Market on January 2, 2026 (such date being within five business days of the date that this registration statement was first filed with the Securities and Exchange Commission, in accordance with Rule 457(c) under the Securities Act).